Stockholders' Equity (Deficit) - Stock Options (Details) - Common stock options - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Plans
Vesting period	4 years	4 years
Expiration term	10 years	10 years
Options outstanding
Balance at the beginning of the period (in shares)	92,509	83,445	75,076	9,810
Options granted (in shares)	27,115	17,468	15,352	67,928
Options exercised (in shares)	0	(572)	(436)	(59)
Options cancelled (in shares)	(27,685)	(7,832)	(6,547)	(2,603)
Balance at the end of the period (in shares)	91,939	92,509	83,445	75,076
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share)	$ 314.73	$ 299.29	$ 230.47	$ 645.19
Granted (in dollars per shares)	291.14	472.18	668.76	187.33
Cancelled (in dollars per share)	328.07	511.20	384.39	665.17
Balance at the end of the period (in dollars per share)	$ 303.76	$ 314.73	$ 299.29	$ 230.47
Aggregate Intrinsic Value (in dollars)		$ 5	$ 50,827	$ 13,188
Minimum
Stock Plans
Exercise price as percentage of fair value of shares	100.00%	100.00%
Minimum | Stockholder with more than 10% voting power
Stock Plans
Exercise price as percentage of fair value of shares	110.00%	110.00%